Derivative Liabilities (Details - Change in the fair value of derivative liabilities)	6 Months Ended
Jun. 30, 2025 USD ($)
Derivative Liabilities
Fair value of derivative liability, beginning	$ 1,992,754
Fair value settled to equity upon conversion	(306,644)
Fair value on the date of issuance related to warrants issued	0
Change in fair value of derivatives	(857,804)
Fair value of derivative liability, ending	$ 828,306